SHARE-BASED COMPENSATION (Details 3) (USD $)	12 Months Ended
	Feb. 28, 2014	Feb. 28, 2013	Feb. 29, 2012
Number of nonvested shares
Outstanding at the beginning of the period (in shares)	7,711,512	3,402,610	5,350,800
Granted (in shares)	1,591,800	6,845,800	586,100
Forfeited (in shares)	276,836	663,500	154,550
Vested (in shares)	1,784,364	1,873,398	2,379,740
Outstanding at the end of the period (in shares)	7,242,112	7,711,512	3,402,610
Weighted average grant date fair value
Outstanding at the beginning of the period (in dollars per share)	$ 5.24	$ 4.23	$ 4.05
Granted (in dollars per share)	$ 7.67	$ 5.56	$ 5.40
Forfeited (in dollars per share)	$ 5.48	$ 5.26	$ 4.42
Vested (in dollars per share)	$ 5.08	$ 4.55	$ 4.10
Outstanding at the end of the period (in dollars per share)	$ 5.80	$ 5.24	$ 4.23
Additional disclosures
Unrecognized compensation expense	$ 39,216,580
Weighted-average period over which unrecognized compensation expense will be recognized	4 years 4 months 24 days
Total fair value of non-vested shares vested during the period	$ 9,064,569	$ 8,523,961	$ 9,756,934